Schedule of future minimum rental payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Future Minimum Rental Payments Details
2013	$ 1,414
2014	1,328
2015	882
2016	819
2017	819
Therafter
Total	$ 5,262